NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 88.6%
	EQUITY - 88.6%
60,268	Global X Robotics & Artificial Intelligence ETF				$ 1,434,378
11,699	iShares Biotechnology ETF(d)				1,597,498
44,533	iShares Core MSCI EAFE ETF				2,986,828
56,049	iShares MSCI All Country Asia ex Japan ETF(d)				3,973,874
92,709	iShares MSCI Eurozone ETF(d)				4,110,717
4,738	iShares Semiconductor ETF				1,912,636
13,182	iShares U.S. Broker-Dealers & Securities Exchanges ETF(d)				1,347,069
130,601	SPDR Portfolio S&P 500 Value ETF(d)				5,433,002
19,330	SPDR S&P 400 Mid Cap Value ETF(d)				1,394,660
48,345	SPDR S&P Metals & Mining ETF(d)				2,761,466
					26,952,128

	TOTAL EXCHANGE-TRADED FUNDS (Cost $25,514,040)				26,952,128

	SHORT-TERM INVESTMENTS — 10.1%
	MONEY MARKET FUNDS - 10.1%
1,463,792	Dreyfus Money Market Fund, Select Class, 3.55%(a)				1,463,792
1,623,967	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.22%(a)				1,623,967
	TOTAL MONEY MARKET FUNDS (Cost $3,087,759)				3,087,759

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,087,759)				3,087,759

Contracts(b)
	INDEX OPTIONS PURCHASED(e) - 1.4%	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 1.4%
86	S&P 500 Index	03/10/2023	$ 3,950	$ 35,058,760	$ 415,380
	TOTAL PUT OPTIONS PURCHASED (Cost - $506,906)

	TOTAL INDEX OPTIONS PURCHASED (Cost - $506,906)				415,380

NAVIGATOR EQUITY HEDGED FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares
	COLLATERAL FOR SECURITIES LOANED – 35.1%				Fair Value
10,690,365	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.32% (a), (c)				$ 10,690,365
TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $10,690,365)

	TOTAL INVESTMENTS – 135.2% (Cost $39,799,070)				$ 41,145,632
	PUT OPTIONS WRITTEN - (0.6)% (Proceeds - $236,047)				(189,200)
	LIBILITIES IN EXCESS OF OTHER ASSETS – (34.6)%				(10,537,330)
	NET ASSETS - 100.0%				$ 30,419,102

Contracts(b)
	WRITTEN INDEX OPTIONS(e) - (0.6)%	Expiration Date	Exercise Price	Notional Value
86	S&P 500 Index	03/10/2023	$ 3,790	$ 35,058,760	$ 189,200
TOTAL PUT OPTIONS WRITTEN (Proceeds - $236,047)

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $236,047)				$ 189,200

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Rate disclosed is the seven-day effective yield as of January 31, 2023.
(b) (c) (d) (e)

Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Security purchased with cash proceeds of securities lending collateral.

All or a portion of the security is on loan. Total loaned securities had a value of $10,458,078 at January 31, 2023. Security purchase with cash proceeds of securities lending collateral value of $10,690,365.

Non-income producing security.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares					Fair Value
	EXCHANGE-TRADED FUNDS — 28.4%
	FIXED INCOME - 28.4%
16,655,517	iShares iBoxx $ High Yield Corporate Bond ETF(i)				$ 1,271,315,613
6,825,169	SPDR Bloomberg High Yield Bond ETF(i)				639,040,573
					1,910,356,186

	TOTAL EXCHANGE-TRADED FUNDS (Cost $1,851,426,202)				1,910,356,186

	OPEN-END FUNDS — 1.5%
	FIXED INCOME - 0.8%
5,142,532	Navigator Ultra Short Bond Fund, Class I(h)				51,476,742

	MIXED ALLOCATION - 0.7%
5,467,058	Navigator Tactical US Allocation Fund, Class I(h)				48,547,474

	TOTAL OPEN-END FUNDS (Cost $106,081,549)				100,024,216

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 38.3%
	AEROSPACE & DEFENSE — 1.4%
26,515,000	Boeing Company		1.1670	02/04/23	26,510,557
5,596,000	Boeing Company		4.5080	05/01/23	5,587,491
19,250,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	18,796,154
7,052,000	L3Harris Technologies, Inc.(a)	US0003M + 0.750%	5.4850	03/10/23	7,054,787
40,000,000	L3Harris Technologies, Inc.		3.8500	06/15/23	39,826,584
					97,775,573
	ASSET MANAGEMENT — 0.2%
15,000,000	Charles Schwab Corporation(a)	SOFRRATE + 0.500%	4.8150	03/18/24	15,005,985

	AUTOMOTIVE — 1.5%
25,000,000	American Honda Finance Corporation(a)	US0003M + 0.150%	4.8150	02/22/23	24,998,894
10,000,000	American Honda Finance Corporation		0.3500	04/20/23	9,908,428
11,410,000	American Honda Finance Corporation		0.8750	07/07/23	11,218,108

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	AUTOMOTIVE — 1.5% (Continued)
2,900,000	Fiat Chrysler Automobiles N.V.		5.2500	04/15/23	$ 2,902,509
9,100,000	Toyota Motor Credit Corporation(a)	US0003M + 0.640%	5.0000	04/26/23	9,092,008
45,000,000	Toyota Motor Credit Corporation(a)	SOFRINDX + 0.650%	4.9610	12/29/23	45,079,050
					103,198,997
	BANKING — 7.7%
20,000,000	Banco Santander S.A.		3.8480	04/12/23	19,935,915
106,234,000	Bank of America Corp 3.388500 03/05/2024(a)	US0003M + 0.790%	5.5550	03/05/24	106,277,475
10,000,000	Bank of America Corporation(b)	US0003M + 0.780%	3.5500	03/05/24	9,984,498
15,000,000	Bank of Montreal(a)	SOFRINDX + 0.710%	4.9460	03/08/24	15,026,015
41,975,000	Bank of Nova Scotia(a)	SOFRRATE + 0.550%	4.8450	09/15/23	42,127,694
5,000,000	Bank of Nova Scotia		0.7000	04/15/24	4,757,073
42,058,000	Canadian Imperial Bank of Commerce		0.4500	06/22/23	41,354,616
25,424,000	CIT Group, Inc.(b)	SOFRRATE + 3.827%	3.9290	06/19/24	25,282,468
10,900,000	Credit Suisse A.G.		1.0000	05/05/23	10,770,407
35,000,000	Discover Bank		4.2000	08/08/23	34,872,347
71,450,000	JPMorgan Chase & Company(b)	SOFRRATE + 1.455%	1.5140	06/01/24	70,594,823
28,520,000	JPMorgan Chase & Company(b)	US0003M + 0.890%	3.7970	07/23/24	28,329,561
4,400,000	Lloyds Banking Group plc		4.0500	08/16/23	4,376,414
8,000,000	National Australia Bank Ltd.(a),(c)	US0003M + 0.600%	5.4060	04/12/23	8,002,400
22,060,000	Natwest Group plc		3.8750	09/12/23	21,871,443
67,998,000	Wells Fargo & Company Class MTN(b)	SOFRRATE + 1.600%	1.6540	06/02/24	67,198,326
6,925,000	Westpac Banking Corporation(a)	US0003M + 0.720%	5.3260	05/15/23	6,933,911
					517,695,386
	BEVERAGES — 0.7%
31,140,000	Coca-Cola Europacific Partners plc(c)		0.5000	05/05/23	30,788,886
14,116,000	Heineken N.V.(c)		2.7500	04/01/23	14,057,266
					44,846,152
	BIOTECH & PHARMA — 0.8%
25,000,000	Gilead Sciences, Inc.		2.5000	09/01/23	24,646,022
13,577,000	Gilead Sciences, Inc.		0.7500	09/29/23	13,214,246
14,076,000	Royalty Pharma plc		0.7500	09/02/23	13,721,894

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	BIOTECH & PHARMA — 0.8% (Continued)
200,000	Takeda Pharmaceutical Company Ltd.		4.4000	11/26/23	$ 199,245
					51,781,407
	CABLE & SATELLITE — 0.1%
1,200,000	Cequel Communications Holdings I, LLC / Cequel(c)		7.5000	04/01/28	882,000
8,805,000	Time Warner Entertainment Company, L.P.		8.3750	03/15/23	8,841,561
					9,723,561
	CHEMICALS — 0.1%
5,000,000	International Flavors & Fragrances, Inc.		3.2000	05/01/23	4,976,709
4,545,000	LYB International Finance BV		4.0000	07/15/23	4,522,559
					9,499,268
	CONSTRUCTION MATERIALS — 0.2%
10,000,000	Martin Marietta Materials, Inc.		0.6500	07/15/23	9,797,481

	ELECTRIC & GAS MARKETING & TRADING — 0.1%
3,500,000	Centrica plc(c)		4.0000	10/16/23	3,449,739

	ELECTRIC UTILITIES — 1.8%
15,000,000	CenterPoint Energy, Inc.(a)	SOFRRATE + 0.650%	4.7540	05/13/24	14,831,421
24,150,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	5.2990	09/15/23	24,183,369
12,025,000	Florida Power & Light Company(a)	SOFRRATE + 0.250%	4.3500	05/10/23	12,013,212
34,000,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	4.6870	01/12/24	33,926,907
9,000,000	Metropolitan Edison Company(c)		3.5000	03/15/23	8,980,788
2,500,000	NextEra Energy Capital Holdings, Inc.		0.6500	03/01/23	2,492,426
4,191,000	Pacific Gas and Electric Company		4.2500	08/01/23	4,172,893
18,750,000	Southern Company(a)	SOFRRATE + 0.370%	4.4700	05/10/23	18,734,689
					119,335,705
	ELECTRICAL EQUIPMENT — 0.5%
25,000,000	Siemens Financieringsmaatschappij N.V.(c)		0.4000	03/11/23	24,885,995
10,000,000	Siemens Financieringsmaatschappij N.V.(c)		0.6500	03/11/24	9,564,227
					34,450,222
	FOOD — 2.5%
77,872,000	Campbell Soup Company		3.6500	03/15/23	77,791,241

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	FOOD — 2.5% (Continued)
14,250,000	Conagra Brands, Inc.		0.5000	08/11/23	$ 13,914,900
40,000,000	Danone S.A.(c)		2.5890	11/02/23	39,237,234
38,025,000	Kerry Group Financial Services Unltd Company(c)		3.2000	04/09/23	37,851,095
					168,794,470
	GAS & WATER UTILITIES — 0.1%
2,700,000	Atmos Energy Corporation		0.6250	03/09/23	2,688,894
3,869,000	Atmos Energy Corporation(a)	US0003M + 0.380%	5.1030	03/09/23	3,868,878
					6,557,772
	HEALTH CARE FACILITIES & SERVICES — 1.7%
13,830,000	AmerisourceBergen Corporation		0.7370	03/15/23	13,762,905
26,262,000	Cardinal Health, Inc.		3.2000	03/15/23	26,215,639
24,253,000	Cigna Corporation(a)	US0003M + 0.890%	5.6820	07/15/23	24,314,815
21,036,000	Elevance Health, Inc.		0.4500	03/15/23	20,925,639
23,605,000	Humana, Inc.		0.6500	08/03/23	23,084,649
5,232,000	McKesson Corporation		2.8500	03/15/23	5,221,237
					113,524,884
	INDUSTRIAL SUPPORT SERVICES — 0.3%
20,000,000	Triton Container International Ltd.(c)		0.8000	08/01/23	19,433,700

	INSTITUTIONAL FINANCIAL SERVICES — 1.8%
7,400,000	Bank of New York Mellon Corporation		0.5000	04/26/24	7,031,021
28,000,000	Coinbase Global, Inc.(c)		3.6250	10/01/31	16,354,100
28,108,000	Credit Suisse Group A.G.		3.8000	06/09/23	27,794,220
15,452,000	Goldman Sachs Group, Inc.(a)	US0003M + 0.750%	5.4420	02/23/23	15,457,503
14,900,000	Goldman Sachs Group, Inc.		0.5230	03/08/23	14,835,633
7,000,000	Goldman Sachs Group, Inc.(b)	SOFRRATE + 0.572%	0.6730	03/08/24	6,954,245
25,000,000	JPMorgan Chase Financial Company, LLC		2.5000	05/01/23	24,832,155
10,072,000	Morgan Stanley (a)	US0003M + 1.220%	5.7700	05/08/24	10,094,682
					123,353,559
	INSURANCE — 2.4%
17,000,000	Brighthouse Financial Global Funding(c)		0.6000	06/28/23	16,693,840
20,000,000	Equitable Financial Life Global Funding(c)		0.5000	04/06/23	19,852,845
43,500,000	New York Life Global Funding(c)		0.6000	08/27/24	40,685,009

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	INSURANCE — 2.4% (Continued)
25,000,000	New York Life Global Funding(a),(c)	SOFRINDX + 0.610%	4.9140	04/21/25	$ 24,945,865
42,000,000	Northwestern Mutual Global Funding(c)		0.6000	03/25/24	40,051,434
5,000,000	Pricoa Global Funding I(c)		3.4500	09/01/23	4,957,073
13,400,000	Protective Life Global Funding(c)		1.0820	06/09/23	13,218,976
					160,405,042
	LEISURE FACILITIES & SERVICES — 0.3%
20,217,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	4.5240	02/14/24	20,170,737

	MACHINERY — 2.2%
1,000,000	Caterpillar Financial Services Corporation		0.2500	03/01/23	996,641
100,000,000	Caterpillar Financial Services Corporation(a)	SOFRRATE + 0.450%	4.5500	11/13/23	100,074,654
44,372,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	44,339,343
					145,410,638
	MEDICAL EQUIPMENT & DEVICES — 0.5%
34,629,000	Illumina, Inc.		0.5500	03/23/23	34,423,142

	OIL & GAS PRODUCERS — 3.0%
9,000,000	Chevron USA, Inc.(a)	US0003M + 0.200%	4.8500	08/11/23	8,999,816
10,716,000	Continental Resources, Inc.		4.5000	04/15/23	10,689,005
14,457,000	Enbridge, Inc.(a)	SOFRRATE + 0.400%	4.5260	02/17/23	14,456,527
17,500,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	4.7520	02/16/24	17,441,501
29,373,000	Energy Transfer Operating, L.P.		3.6000	02/01/23	29,373,000
42,633,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	42,600,847
10,064,000	Enterprise Products Operating, LLC		3.3500	03/15/23	10,046,552
2,500,000	Kinder Morgan Energy Partners, L.P.		3.4500	02/15/23	2,498,579
39,266,000	Kinder Morgan Energy Partners, L.P.		3.5000	09/01/23	39,003,967
8,250,000	Kinder Morgan, Inc.(c)		5.6250	11/15/23	8,268,054
16,930,000	Pioneer Natural Resources Company		0.5500	05/15/23	16,722,928
					200,100,776
	RETAIL - CONSUMER STAPLES — 0.6%
40,009,000	7-Eleven, Inc.(c)		0.6250	02/10/23	39,967,177

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 38.3% (Continued)
	RETAIL - DISCRETIONARY — 0.7%
39,665,000	Lowe's Companies, Inc.		3.8750	09/15/23	$ 39,397,087
10,000,000	TJX Companies, Inc.		2.5000	05/15/23	9,932,259
					49,329,346
	SEMICONDUCTORS — 1.3%
3,300,000	Marvell Technology, Inc.		4.2000	06/22/23	3,285,190
58,512,000	Microchip Technology, Inc.		4.3330	06/01/23	58,326,274
7,000,000	Microchip Technology, Inc.		0.9720	02/15/24	6,702,408
20,345,000	Skyworks Solutions, Inc.		0.9000	06/01/23	20,032,328
					88,346,200
	SOFTWARE — 0.7%
25,221,000	Oracle Corporation		3.6250	07/15/23	25,076,325
22,988,000	VMware, Inc.		0.6000	08/15/23	22,468,358
					47,544,683
	SPECIALTY FINANCE — 1.3%
4,000,000	AerCap Ireland Capital DAC / AerCap Global		4.5000	09/15/23	3,978,477
50,459,000	American Express Company(a)	US0003M + 0.750%	5.2100	08/03/23	50,544,463
35,000,000	American Express Company(a)	SOFRINDX + 0.720%	4.7830	05/03/24	35,088,479
					89,611,419
	TECHNOLOGY HARDWARE — 1.1%
69,627,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	69,714,287
5,000,000	Hewlett Packard Enterprise Company		2.2500	04/01/23	4,977,401
					74,691,688
	TECHNOLOGY SERVICES — 0.0%(d)
600,000	Fiserv, Inc.		3.8000	10/01/23	595,245

	TELECOMMUNICATIONS — 0.8%
53,000,000	Rogers Communications, Inc.		3.0000	03/15/23	52,894,519

	TOBACCO & CANNABIS — 1.1%
55,772,000	Altria Group, Inc.		4.0000	01/31/24	55,240,801
20,000,000	Philip Morris International, Inc.		2.6250	03/06/23	19,961,223
					75,202,024

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
CORPORATE BONDS — 38.3% (Continued)
TRANSPORTATION & LOGISTICS — 0.1%
6,500,000	Ryder System, Inc.	3.8750	12/01/23	$ 6,442,338

TRANSPORTATION EQUIPMENT — 0.7%
24,500,000	Daimler Trucks Finance North America, LLC(a),(c)	SOFRRATE + 0.500%	4.7350	06/14/23	24,485,624
25,000,000	Daimler Trucks Finance North America, LLC(a),(c)	SOFRRATE + 1.000%	5.3100	04/07/24	25,013,292
49,498,916

TOTAL CORPORATE BONDS (Cost $2,595,196,463)	2,582,857,750

MUNICIPAL BONDS — 0.5%
COMBINED UTILITIES — 0.5%
32,970,000	Long Island Power Authority	0.3590	03/01/23	32,844,737

TOTAL MUNICIPAL BONDS (Cost $32,953,136)	32,844,737

U.S. GOVERNMENT & AGENCIES — 11.9%
U.S. TREASURY BILLS — 5.9%
200,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.140%	4.7690	10/31/24	200,080,910
200,000,000	United States Treasury Floating Rate Note(a)	USBMMY3M + 0.200%	4.8290	01/31/25	200,051,652
400,132,562
UNITED STATES TREASURY NOTES — 6.0%
400,000,000	United States Treasury Note	3.8750	12/31/27	403,921,876

TOTAL U.S. GOVERNMENT & AGENCIES (Cost $798,087,467)	804,054,438

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL PAPER — 0.2%
	COMMERCIAL PAPER - 0.2%
10,000,000	Hilltop Securities Incorporated		0.0000	02/08/23	$ 9,989,189

	TOTAL COMMERCIAL PAPER (Cost $9,989,189)				9,989,189

Shares
	SHORT-TERM INVESTMENTS — 12.8%
	MONEY MARKET FUNDS - 12.8%
100,010,001	BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 4.38%(e)				100,070,007
488,052,263	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.22%(e)				488,052,263
50,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 4.40%(e)				50,015,000
49,940,036	Goldman Sachs Financial Square Money Market Fund, Institutional Class, 4.46%(e)				49,965,006
150,405,245	JPMorgan Prime Money Market Fund, Capital Class, 4.49%(e)				150,495,488
24,775,552	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio, Institutional Class, 4.48%(e)				24,773,075
	TOTAL MONEY MARKET FUNDS (Cost $863,220,665)				863,370,839

	TOTAL SHORT-TERM INVESTMENTS (Cost $863,220,665)				863,370,839

Contracts(f)
	FUTURE OPTIONS PURCHASED(g) - 0.0% (d)	Expiration Date	Exercise Price	Notional Value
	PUT OPTIONS PURCHASED - 0.0%(d)
500	S&P500 E-Mini Index	03/17/2023	$ 3,600	$ 203,830,000	300,000
1,301	S&P500 E-Mini Index	03/17/2023	3,750	530,365,660	1,463,625
	TOTAL PUT OPTIONS PURCHASED (Cost - $6,445,312)				1,763,625

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $6,445,312)				1,763,625
Shares
	COLLATERAL FOR SECURITIES LOANED – 11.7%
790,747,948	Goldman Sachs Financial Square Government Fund, Institutional Class, 4.32% (e), (j)				790,747,948
	TOTAL COLLATERAL FOR SECURITIES LOANED (Cost $790,747,948)

	TOTAL INVESTMENTS – 105.3% (Cost $7,054,147,931)				$ 7,096,008,928
	LIABILITIES IN EXCESS OF OTHER ASSETS – (5.3)%				(357,912,468)
	NET ASSETS - 100.0%				$ 6,738,096,460

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
250	CBOT 10 Year US Treasury Note	03/22/2023	$ 28,629,000	$ 97,750
7,884	CBOT 5 Year US Treasury Note	03/31/2023	861,263,928	6,709,732
3,350	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	685,075,000	20,242,242
	TOTAL FUTURES CONTRACTS			$ 27,049,724

DAC	- Designed Activity Company
ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
MTN	- Medium-Term Note
PLC	- Public Limited Company
SOFR	- Secured Overnight Financing Rate
SPDR	- Standard & Poor's Depositary Receipt
SOFRINDX	- Secured Overnight Financing Rate Index
SOFRRATE	- United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month
USBMMY3M	US Treasury 3 Month Bill Money Market Yield

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $471,626,618 or 7.0% of net assets.
(d)	Percentage rounds to less than 0.1%.
(e)	Rate disclosed is the seven-day effective yield as of January 31, 2023.
(f)	Each option contract allows the Fund to purchase or sell 1 underlying futures contract or 100 shares of the underlying security.
(g) (h) (i) (j)

Non-income producing security.

Affiliated security.

All or a portion of the security is on loan. Total loaned securities had a value of $856,995,947 at January 31, 2023. Security purchase with cash proceeds of securities lending collateral value of $877,519,350.

Security purchased with cash proceeds of securities lending collateral.

NAVIGATOR TACTICAL FIXED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2023	Value	Upfront Premiums Paid	Unrealized Appreciation/ (Depreciation)

CDX North American High Yield Series 35	GS	12/20/2025	5.00%	$ 222,750,000	$ 10,308,276	$ 11,573,012	$ (1,264,736)
CDX North American High Yield Series 36	GS	6/20/2026	5.00%	245,421,000	12,097,619	16,038,332	(3,940,713)
CDX North American High Yield Series 37	GS	12/20/2026	5.00%	341,748,000	17,128,865	5,436,213	11,692,652
CDX North American High Yield Series 38	GS	6/20/2027	5.00%	268,785,000	11,999,697	6,755,587	5,244,110
CDX North American High Yield Series 38	MS	6/20/2027	5.00%	9,999,000	446,398	128,837	317,561
CDX North American High Yield Series 39	GS	12/20/2027	5.00%	1,451,000,000	47,330,638	(4,643,263)	51,973,901
CDX North American High Yield Series 39	MS	12/20/2027	5.00%	250,000,000	8,109,556	(825,990)	8,935,546
Ford Motor Company	GS	12/20/2023	5.00%	10,000,000	350,602	251,330	99,272
General Motor Company	GS	12/20/2023	5.00%	10,000,000	419,742	352,045	67,697
Verizon Communications, Inc.	GS	12/20/2023	1.00%	25,000,000	124,761	53,989	70,772

TOTAL OPEN CREDIT DEFAULT SWAPS					$ 108,316,154	$ 35,120,092	$ 73,196,062

GS - Goldman Sachs
MS - Morgan Stanley
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

TOTAL RETURN SWAPS

Counterparty	Termination Date	Notional Amount	Interest Rate Payable	Reference Entity	Unrealized Appreciation

Goldman Sachs International	4/30/2023	$10,000,000	USD-Federal Funds-H.15-OIS-COMP + 30 bps	U.S. Treasury Floating Rate Note due 1/31/25	$ 1,362
Goldman Sachs International	2/29/2024	10,000,000	USD-Federal Funds-H.15-OIS-COMP + 30 bps	U.S. Treasury Floating Rate Note due 1/31/25	1,362

TOTAL					$ 2,724

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Shares				Fair Value
	EXCHANGE-TRADED FUND — 14.5%
	FIXED INCOME - 14.5%
1,350,000	iShares iBoxx $ Investment Grade Corporate Bond ETF			$ 149,674,500

	TOTAL EXCHANGE-TRADED FUND (Cost $146,603,315)			149,674,500

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity
	CORPORATE BONDS — 76.7%
	ADVERTISING & MARKETING — 0.2%
600,000	Interpublic Group of Companies, Inc.	5.4000	10/01/48	594,191
1,300,000	Omnicom Group, Inc.	2.6000	08/01/31	1,101,990
				1,696,181
	AEROSPACE & DEFENSE — 3.1%
7,600,000	Boeing Company	4.8750	05/01/25	7,600,097
3,400,000	Boeing Company	5.1500	05/01/30	3,421,858
1,300,000	Boeing Company	5.7050	05/01/40	1,327,615
2,200,000	Boeing Company	5.8050	05/01/50	2,231,761
1,300,000	Boeing Company	5.9300	05/01/60	1,319,032
2,900,000	L3Harris Technologies, Inc.	4.4000	06/15/28	2,861,589
2,700,000	Northrop Grumman Corporation	3.2500	01/15/28	2,555,754
1,200,000	Northrop Grumman Corporation	4.0300	10/15/47	1,055,385
700,000	Northrop Grumman Corporation	5.2500	05/01/50	729,560
6,300,000	Raytheon Technologies Corporation	4.1250	11/16/28	6,173,712
2,400,000	Raytheon Technologies Corporation	2.8200	09/01/51	1,687,065
1,100,000	Teledyne Technologies, Inc.	2.7500	04/01/31	933,668
				31,897,096
	ASSET MANAGEMENT — 0.7%
2,700,000	Ares Capital Corporation	2.1500	07/15/26	2,358,046
1,700,000	Blackstone Private Credit Fund	3.2500	03/15/27	1,485,914
1,300,000	Blackstone Private Credit Fund	4.7000	03/24/25	1,261,466
300,000	CI Financial Corporation	4.1000	06/15/51	188,205
1,300,000	FS KKR Capital Corporation	3.1250	10/12/28	1,112,270
1,400,000	Owl Rock Capital Corporation	3.4000	07/15/26	1,263,047
				7,668,948
	AUTOMOTIVE — 1.9%
800,000	Aptiv plc	3.1000	12/01/51	515,443

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	AUTOMOTIVE — 1.9% (Continued)
400,000	Aptiv plc / Aptiv Corporation		3.2500	03/01/32	$ 344,651
400,000	Aptiv plc / Aptiv Corporation		4.1500	05/01/52	310,982
1,300,000	BorgWarner, Inc.		2.6500	07/01/27	1,194,859
1,200,000	General Motors Company		6.6000	04/01/36	1,252,863
1,800,000	General Motors Company		6.2500	10/02/43	1,787,845
8,400,000	General Motors Financial Company, Inc.		1.7000	08/18/23	8,248,036
3,000,000	General Motors Financial Company, Inc.		1.2500	01/08/26	2,688,119
3,500,000	General Motors Financial Company, Inc.		2.3500	01/08/31	2,793,249
300,000	Lear Corporation		5.2500	05/15/49	265,603
					19,401,650
	BANKING — 5.3%
4,600,000	Barclays plc		3.6500	03/16/25	4,472,189
7,200,000	Barclays plc(a)	H15T1Y + 1.200%	2.6670	03/10/32	5,814,963
400,000	Citigroup, Inc.		4.6000	03/09/26	397,403
2,700,000	Citigroup, Inc.		4.4500	09/29/27	2,646,566
400,000	Citigroup, Inc.		6.6250	06/15/32	437,905
800,000	Citigroup, Inc.		6.6750	09/13/43	932,863
1,300,000	Citigroup, Inc.		4.7500	05/18/46	1,190,673
7,500,000	Fifth Third Bancorp		4.3000	01/16/24	7,457,245
300,000	Fifth Third Bancorp		8.2500	03/01/38	391,648
8,100,000	HSBC Holdings plc		4.2500	08/18/25	7,911,172
2,300,000	KeyCorporation(a)	SOFRINDX + 2.060%	4.7890	06/01/33	2,246,857
5,500,000	Santander Holdings USA, Inc.		3.4500	06/02/25	5,262,035
7,300,000	Santander UK Group Holdings plc(a)	SOFRRATE + 0.787%	1.0890	03/15/25	6,927,373
3,500,000	Wells Fargo & Company		4.3000	07/22/27	3,453,723
2,800,000	Wells Fargo & Company		4.9000	11/17/45	2,652,899
1,900,000	Wells Fargo & Company		4.7500	12/07/46	1,750,654
800,000	Westpac Banking Corp		2.9630	11/16/40	574,624
800,000	Westpac Banking Corporation		3.1330	11/18/41	570,384
					55,091,176
	BEVERAGES — 2.7%
6,000,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		3.6500	02/01/26	5,858,009
5,700,000	Anheuser-Busch Companies, LLC / Anheuser-Busch		4.7000	02/01/36	5,639,092
1,300,000	Anheuser-Busch InBev Worldwide, Inc.		3.5000	06/01/30	1,222,911

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	BEVERAGES — 2.7% (Continued)
1,600,000	Anheuser-Busch InBev Worldwide, Inc.	5.4500	01/23/39	$ 1,672,731
3,000,000	Anheuser-Busch InBev Worldwide, Inc.	5.5500	01/23/49	3,205,248
1,100,000	Constellation Brands, Inc.	4.7500	05/09/32	1,097,946
900,000	Constellation Brands, Inc.	3.7500	05/01/50	722,594
6,400,000	Keurig Dr Pepper, Inc.	0.7500	03/15/24	6,114,123
300,000	Keurig Dr Pepper, Inc.	2.2500	03/15/31	251,064
1,200,000	Keurig Dr Pepper, Inc.	3.3500	03/15/51	891,653
1,300,000	Molson Coors Beverage Company	4.2000	07/15/46	1,086,463
				27,761,834
	BIOTECH & PHARMA — 5.4%
2,500,000	AbbVie Inc.	4.7000	05/14/45	2,384,825
3,700,000	AbbVie, Inc.	2.6000	11/21/24	3,564,317
8,300,000	AbbVie, Inc.	2.9500	11/21/26	7,845,959
1,200,000	AbbVie, Inc.	4.5000	05/14/35	1,169,087
1,900,000	AbbVie, Inc.	4.0500	11/21/39	1,707,707
2,400,000	AbbVie, Inc.	4.2500	11/21/49	2,137,119
7,700,000	Amgen, Inc.	3.6250	05/22/24	7,577,328
900,000	Amgen, Inc.	2.3000	02/25/31	756,071
3,800,000	Amgen, Inc.	2.8000	08/15/41	2,792,300
2,000,000	Amgen, Inc.	4.6630	06/15/51	1,831,564
1,300,000	Amgen, Inc.	2.7700	09/01/53	837,962
400,000	Biogen, Inc.	3.1500	05/01/50	286,098
1,000,000	Biogen, Inc.	3.2500	02/15/51	727,521
7,200,000	Gilead Sciences, Inc.	0.7500	09/29/23	7,007,628
300,000	Gilead Sciences, Inc.	1.6500	10/01/30	247,113
1,400,000	Gilead Sciences, Inc.	4.8000	04/01/44	1,376,447
2,100,000	Gilead Sciences, Inc.	4.7500	03/01/46	2,033,952
900,000	Mylan, Inc.	5.2000	04/15/48	738,079
700,000	Regeneron Pharmaceuticals, Inc.	1.7500	09/15/30	562,402
400,000	Regeneron Pharmaceuticals, Inc.	2.8000	09/15/50	266,156
1,300,000	Royalty Pharma plc	3.3000	09/02/40	969,654
5,300,000	Takeda Pharmaceutical Company Ltd.	5.0000	11/26/28	5,378,248
1,800,000	Viatris, Inc.	2.7000	06/22/30	1,481,549
1,000,000	Viatris, Inc.	4.0000	06/22/50	690,240

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	BIOTECH & PHARMA — 5.4% (Continued)
900,000	Zoetis, Inc. Series 4006 IA	2.0000	05/15/30	$ 760,203
1,100,000	Zoetis, Inc.	4.7000	02/01/43	1,049,296
				56,178,825
	CABLE & SATELLITE — 2.4%
3,600,000	Charter Communications Operating, LLC / Charter	4.9080	07/23/25	3,580,433
3,100,000	Charter Communications Operating, LLC / Charter	2.8000	04/01/31	2,535,483
2,500,000	Charter Communications Operating, LLC / Charter	6.4840	10/23/45	2,456,327
1,600,000	Charter Communications Operating, LLC / Charter	5.3750	05/01/47	1,361,732
2,200,000	Charter Communications Operating, LLC / Charter	3.7000	04/01/51	1,455,725
1,700,000	Charter Communications Operating, LLC / Charter	3.8500	04/01/61	1,073,832
1,400,000	Charter Communications Operating, LLC / Charter	3.9500	06/30/62	898,591
1,200,000	Time Warner Cable, LLC	6.5500	05/01/37	1,223,003
2,300,000	Time Warner Cable, LLC	6.7500	06/15/39	2,359,390
7,400,000	Time Warner Entertainment Company, L.P.	8.3750	03/15/23	7,430,727
				24,375,243
	CHEMICALS — 1.9%
1,200,000	Avery Dennison Corporation	2.2500	02/15/32	952,528
800,000	Celanese US Holdings, LLC	6.1650	07/15/27	809,742
900,000	Celanese US Holdings, LLC	6.3300	07/15/29	911,709
500,000	CF Industries, Inc.	5.3750	03/15/44	478,112
900,000	Dow Chemical Company	2.1000	11/15/30	753,472
2,900,000	Dow Chemical Company	3.6000	11/15/50	2,235,872
1,800,000	DuPont de Nemours, Inc.	4.7250	11/15/28	1,823,825
1,300,000	DuPont de Nemours, Inc.	5.4190	11/15/48	1,333,862
800,000	Eastman Chemical Company	4.6500	10/15/44	708,402
700,000	International Flavors & Fragrances, Inc.	5.0000	09/26/48	649,758
1,200,000	LYB International Finance III, LLC	4.2000	05/01/50	968,475
700,000	LYB International Finance III, LLC	3.8000	10/01/60	500,882
1,300,000	Mosaic Company	4.0500	11/15/27	1,271,274
1,000,000	Nutrien Ltd.	2.9500	05/13/30	892,097
500,000	Nutrien Ltd.	3.9500	05/13/50	407,451
3,100,000	Sherwin-Williams Company	3.4500	06/01/27	2,974,479
1,100,000	Sherwin-Williams Company	4.5000	06/01/47	988,285
700,000	Westlake Corporation	5.0000	08/15/46	628,772

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
				19,288,997
	COMMERCIAL SUPPORT SERVICES — 0.7%
1,500,000	Block Financial, LLC	2.5000	07/15/28	$ 1,315,750
2,800,000	Republic Services, Inc. B	3.3750	11/15/27	2,666,713
700,000	Waste Connections, Inc.	2.2000	01/15/32	578,929
700,000	Waste Connections, Inc.	3.2000	06/01/32	626,662
500,000	Waste Connections, Inc.	2.9500	01/15/52	356,156
2,100,000	Waste Management, Inc.	1.5000	03/15/31	1,700,547
				7,244,757
	CONSTRUCTION MATERIALS — 0.3%
2,800,000	Martin Marietta Materials, Inc.	3.5000	12/15/27	2,671,710

	CONTAINERS & PACKAGING — 0.3%
1,200,000	Amcor Flexibles North America, Inc.	2.6900	05/25/31	1,013,775
1,000,000	Sonoco Products Company	2.8500	02/01/32	852,624
800,000	WRKCo, Inc.	4.9000	03/15/29	792,472
900,000	WRKCo, Inc.	3.0000	06/15/33	761,012
				3,419,883
	DIVERSIFIED INDUSTRIALS — 0.1%
800,000	Parker-Hannifin Corporation	4.0000	06/14/49	682,685

	E-COMMERCE DISCRETIONARY — 0.3%
3,300,000	eBay, Inc.	3.6000	06/05/27	3,182,263
300,000	eBay, Inc.	3.6500	05/10/51	232,715
				3,414,978
	ELECTRIC UTILITIES — 4.0%
900,000	AEP Texas, Inc. Series I	2.1000	07/01/30	751,040
1,100,000	AES Corporation	2.4500	01/15/31	908,119
3,400,000	Avangrid, Inc.	3.2000	04/15/25	3,269,401
800,000	Constellation Energy Generation, LLC	6.2500	10/01/39	860,939
1,800,000	Dominion Energy, Inc.	3.3750	04/01/30	1,638,695
1,000,000	Dominion Energy, Inc.	3.3000	04/15/41	786,929
2,300,000	Duke Energy Corporation	2.4500	06/01/30	1,964,652
1,400,000	Duke Energy Corporation	3.7500	09/01/46	1,108,736
800,000	Duke Energy Corporation	3.5000	06/15/51	601,353

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	ELECTRIC UTILITIES — 4.0% (Continued)
800,000	Emera US Finance, L.P.	4.7500	06/15/46	$ 667,708
800,000	Entergy Corporation	2.4000	06/15/31	660,353
2,300,000	Eversource Energy	2.9000	03/01/27	2,156,627
1,000,000	Exelon Corporation	4.0500	04/15/30	961,680
1,200,000	Exelon Corporation	4.7000	04/15/50	1,127,427
1,100,000	Georgia Power Company	3.2500	03/15/51	806,279
600,000	Georgia Power Company	5.1250	05/15/52	598,292
3,300,000	NextEra Energy Capital Holdings Inc.	2.2500	06/01/30	2,790,800
2,000,000	Pacific Gas and Electric Company	4.5500	07/01/30	1,862,673
1,500,000	Pacific Gas and Electric Company	3.2500	06/01/31	1,271,846
1,400,000	Pacific Gas and Electric Company	4.9500	07/01/50	1,164,000
1,200,000	Pacific Gas and Electric Company	3.5000	08/01/50	806,606
700,000	Pacific Gas and Electric Company	4.0000	12/01/46	508,628
800,000	Public Service Enterprise Group, Inc.	2.4500	11/15/31	666,668
1,800,000	Sempra Energy	3.4000	02/01/28	1,704,896
900,000	Sempra Energy	4.0000	02/01/48	752,853
8,100,000	Southern Company	2.9500	07/01/23	8,033,412
1,300,000	Southern Company	4.4000	07/01/46	1,161,069
800,000	WEC Energy Group, Inc.	2.2000	12/15/28	699,017
1,800,000	Xcel Energy, Inc.	2.6000	12/01/29	1,578,152
				41,868,850
	ELECTRICAL EQUIPMENT — 0.9%
800,000	Amphenol Corporation	2.2000	09/15/31	659,728
1,300,000	Carrier Global Corporation	3.5770	04/05/50	1,006,921
1,200,000	Johnson Controls International plc / Tyco Fire & Security Finance SCA	2.0000	09/16/31	992,511
600,000	Keysight Technologies, Inc.	3.0000	10/30/29	536,393
1,300,000	Otis Worldwide Corporation	2.5650	02/15/30	1,132,707
500,000	Otis Worldwide Corporation	3.1120	02/15/40	391,239
5,600,000	Roper Technologies, Inc.	1.0000	09/15/25	5,079,833
				9,799,332
	ENTERTAINMENT CONTENT — 1.1%
400,000	Activision Blizzard, Inc.	2.5000	09/15/50	267,332
2,100,000	Discovery Communications, LLC	4.0000	09/15/55	1,438,434
500,000	Electronic Arts, Inc.	2.9500	02/15/51	349,899

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	ENTERTAINMENT CONTENT — 1.1% (Continued)
1,500,000	Fox Corporation	4.7090	01/25/29	$ 1,480,158
800,000	Fox Corporation	5.5760	01/25/49	770,045
2,900,000	Magallanes, Inc.(b)	4.2790	03/15/32	2,573,098
3,400,000	Magallanes, Inc.(b)	5.1410	03/15/52	2,814,374
800,000	Paramount Global	4.9500	05/19/50	633,579
1,000,000	ViacomCBS, Inc.	4.9500	01/15/31	921,695
900,000	ViacomCBS, Inc.	4.3750	03/15/43	661,918
				11,910,532
	FOOD — 1.5%
400,000	Campbell Soup Company	4.8000	03/15/48	380,177
2,700,000	Conagra Brands, Inc.	1.3750	11/01/27	2,308,584
700,000	Conagra Brands, Inc.	5.4000	11/01/48	688,061
500,000	General Mills, Inc.	3.0000	02/01/51	374,431
800,000	J M Smucker Company	2.1250	03/15/32	654,034
500,000	J M Smucker Company	4.3750	03/15/45	447,403
500,000	Kellogg Company	4.5000	04/01/46	462,919
3,400,000	Kraft Heinz Foods Company	4.3750	06/01/46	2,961,986
3,100,000	McCormick & Co, Inc.	0.9000	02/15/26	2,763,963
700,000	McCormick & Co, Inc.	1.8500	02/15/31	559,611
1,200,000	Mondelez International, Inc.	1.8750	10/15/32	954,510
800,000	Mondelez International, Inc.	2.6250	09/04/50	545,198
1,600,000	Tyson Foods, Inc.	4.3500	03/01/29	1,570,541
900,000	Tyson Foods, Inc.	5.1000	09/28/48	885,144
				15,556,562
	GAS & WATER UTILITIES — 0.3%
600,000	Essential Utilities, Inc.	3.3510	04/15/50	440,258
1,100,000	NiSource, Inc.	3.6000	05/01/30	1,015,953
1,400,000	NiSource, Inc.	4.3750	05/15/47	1,253,924
				2,710,135
	HEALTH CARE FACILITIES & SERVICES — 4.3%
600,000	Aetna, Inc.	6.6250	06/15/36	671,409
800,000	Aetna, Inc.	3.8750	08/15/47	659,336
800,000	AmerisourceBergen Corporation	2.7000	03/15/31	693,325
500,000	AmerisourceBergen Corporation	4.3000	12/15/47	445,851

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES — 4.3% (Continued)
300,000	Anthem, Inc.	1.5000	03/15/26	$ 273,273
1,900,000	Anthem, Inc.	2.5500	03/15/31	1,640,195
2,900,000	Anthem, Inc.	3.6000	03/15/51	2,326,513
400,000	Cardinal Health, Inc.	4.3680	06/15/47	336,031
2,500,000	Centene Corporation	4.6250	12/15/29	2,373,000
2,100,000	Centene Corporation	2.6250	08/01/31	1,723,974
8,400,000	Cigna Corporation	4.1250	11/15/25	8,304,913
2,400,000	Cigna Corporation	4.8000	07/15/46	2,277,626
1,000,000	Cigna Corporation	3.4000	03/15/51	757,538
3,900,000	CVS Health Corporation	5.0500	03/25/48	3,688,737
1,700,000	CVS Health Corporation	2.1250	09/15/31	1,392,686
3,400,000	CVS Health Corporation	4.7800	03/25/38	3,244,825
1,300,000	HCA Inc.	4.1250	06/15/29	1,233,868
6,100,000	HCA, Inc.	5.3750	02/01/25	6,123,159
1,700,000	HCA, Inc.	3.5000	09/01/30	1,521,226
1,100,000	HCA, Inc.	5.2500	06/15/49	1,001,017
1,800,000	HCA, Inc.	3.5000	07/15/51	1,256,344
800,000	Humana, Inc.	3.9500	08/15/49	665,790
500,000	Laboratory Corp of America Holdings	1.5500	06/01/26	450,183
600,000	Laboratory Corp of America Holdings	4.7000	02/01/45	549,406
600,000	Universal Health Services, Inc.	2.6500	01/15/32	483,408
				44,093,633
	HOME & OFFICE PRODUCTS — 0.0%(c)
300,000	Whirlpool Corporation	4.6000	05/15/50	258,323

	HOME CONSTRUCTION — 0.1%
1,000,000	Lennar Corporation	4.7500	11/29/27	985,788

	HOUSEHOLD PRODUCTS — 0.1%
1,500,000	Clorox Company	1.8000	05/15/30	1,236,297

	INSTITUTIONAL FINANCIAL SERVICES — 2.2%
6,200,000	Goldman Sachs Group, Inc.	4.2500	10/21/25	6,103,005
2,700,000	Goldman Sachs Group, Inc.	5.1500	05/22/45	2,666,562

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.2% (Continued)
1,300,000	Jefferies Group, LLC	6.2500	01/15/36	$ 1,377,016
5,700,000	Morgan Stanley	5.0000	11/24/25	5,731,518
1,200,000	Nasdaq, Inc.	1.6500	01/15/31	948,672
800,000	Nasdaq, Inc.	3.2500	04/28/50	575,086
6,200,000	Nomura Holdings, Inc.	1.8510	07/16/25	5,705,717
				23,107,576
	INSURANCE — 1.3%
1,400,000	Aon Corporation	2.8000	05/15/30	1,237,854
900,000	Aon plc	4.7500	05/15/45	840,990
800,000	Arch Capital Group Ltd.	3.6350	06/30/50	601,553
800,000	Athene Holding Ltd.	3.9500	05/25/51	585,170
900,000	Brown & Brown, Inc.	2.3750	03/15/31	724,223
1,800,000	Corebridge Financial, Inc.(b)	3.8500	04/05/29	1,677,749
600,000	Corebridge Financial, Inc.(b)	4.4000	04/05/52	511,271
1,300,000	Equitable Holdings, Inc.	4.3500	04/20/28	1,265,107
500,000	Equitable Holdings, Inc.	5.0000	04/20/48	470,829
300,000	Everest Reinsurance Holdings, Inc.	3.1250	10/15/52	207,357
1,500,000	Fairfax Financial Holdings Ltd.	3.3750	03/03/31	1,272,981
1,100,000	Hartford Financial Services Group, Inc.	2.8000	08/19/29	980,907
700,000	Hartford Financial Services Group, Inc.	3.6000	08/19/49	553,658
300,000	Jackson Financial, Inc.	4.0000	11/23/51	206,869
700,000	Lincoln National Corporation	3.0500	01/15/30	607,725
300,000	Lincoln National Corporation	7.0000	06/15/40	335,618
700,000	Markel Corporation	5.0000	04/05/46	643,582
300,000	Markel Corporation	3.4500	05/07/52	218,947
300,000	Old Republic International Corporation	3.8500	06/11/51	226,442
400,000	Willis North America, Inc.	3.8750	09/15/49	306,476
				13,475,308
	INTERNET MEDIA & SERVICES — 0.6%
3,500,000	Expedia Group, Inc.	5.0000	02/15/26	3,500,104
2,100,000	Netflix, Inc.	5.8750	11/15/28	2,183,896
400,000	VeriSign, Inc.	2.7000	06/15/31	343,408
				6,027,408

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	LEISURE FACILITIES & SERVICES — 0.8%
2,400,000	McDonald's Corporation	3.6000	07/01/30	$ 2,264,399
900,000	McDonald's Corporation	4.8750	12/09/45	887,131
2,400,000	McDonald's Corporation	3.6250	09/01/49	1,959,322
1,200,000	Starbucks Corporation	2.5500	11/15/30	1,046,842
1,000,000	Starbucks Corporation	3.0000	02/14/32	886,910
1,400,000	Starbucks Corporation	3.5000	11/15/50	1,087,478
				8,132,082
	LEISURE PRODUCTS — 0.1%
1,500,000	Hasbro, Inc.	3.5500	11/19/26	1,428,389

	MACHINERY — 0.3%
1,200,000	Eaton Corporation	4.1500	11/02/42	1,091,735
1,800,000	Parker-Hannifin Corporation	3.2500	06/14/29	1,664,092
				2,755,827
	MEDICAL EQUIPMENT & DEVICES — 0.8%
900,000	Agilent Technologies, Inc.	2.3000	03/12/31	754,011
3,000,000	Baxter International, Inc.	1.9150	02/01/27	2,705,472
300,000	Baxter International, Inc.	3.1320	12/01/51	205,060
2,500,000	Becton Dickinson and Company	1.9570	02/11/31	2,055,410
1,300,000	PerkinElmer, Inc.	1.9000	09/15/28	1,110,050
600,000	Smith & Nephew plc	2.0320	10/14/30	488,186
800,000	Stryker Corporation	4.6250	03/15/46	752,226
700,000	Zimmer Biomet Holdings, Inc.	2.6000	11/24/31	586,084
				8,656,499
	METALS & MINING — 0.6%
1,100,000	Barrick North America Finance, LLC	5.7000	05/30/41	1,182,749
1,500,000	Freeport-McMoRan, Inc.	4.1250	03/01/28	1,424,378
800,000	Freeport-McMoRan, Inc.	5.4000	11/14/34	796,972
800,000	Freeport-McMoRan, Inc.	5.4500	03/15/43	778,402
1,600,000	Newmont Corporation	4.8750	03/15/42	1,572,766
				5,755,267
	OIL & GAS PRODUCERS — 7.4%
500,000	Boardwalk Pipelines, L.P.	3.4000	02/15/31	445,980
1,400,000	Canadian Natural Resources Ltd.	3.8500	06/01/27	1,350,875

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	OIL & GAS PRODUCERS — 7.4% (Continued)
600,000	Canadian Natural Resources Ltd.	6.2500	03/15/38	$ 641,139
1,200,000	Cenovus Energy, Inc.	3.7500	02/15/52	909,018
400,000	Continental Resources, Inc.	4.9000	06/01/44	320,674
1,300,000	Devon Energy Corporation	4.5000	01/15/30	1,256,256
800,000	Devon Energy Corporation	5.0000	06/15/45	733,105
1,300,000	Diamondback Energy, Inc.	3.5000	12/01/29	1,181,921
500,000	Diamondback Energy, Inc.	4.4000	03/24/51	413,110
1,300,000	Enbridge, Inc.	2.5000	08/01/33	1,059,139
1,400,000	Enbridge, Inc.	4.0000	11/15/49	1,150,505
5,900,000	Energy Transfer Operating, L.P.	5.8750	01/15/24	5,926,944
800,000	Energy Transfer Operating, L.P.	3.7500	05/15/30	732,392
1,300,000	Energy Transfer, L.P.	5.0000	05/15/44	1,141,168
1,300,000	Energy Transfer, L.P.	5.1500	03/15/45	1,171,415
2,500,000	Energy Transfer, L.P.	5.0000	05/15/50	2,175,794
5,700,000	Enterprise Products Operating, LLC	3.7500	02/15/25	5,608,119
900,000	Enterprise Products Operating, LLC	4.4500	02/15/43	815,053
600,000	Enterprise Products Operating, LLC	4.8500	03/15/44	570,524
1,000,000	Enterprise Products Operating, LLC	4.2500	02/15/48	859,679
800,000	Enterprise Products Operating, LLC	4.2000	01/31/50	679,526
1,300,000	Enterprise Products Operating, LLC	3.2000	02/15/52	927,225
600,000	Enterprise Products Operating, LLC	3.9500	01/31/60	472,043
1,200,000	Hess Corporation	5.6000	02/15/41	1,195,103
900,000	Kinder Morgan Energy Partners LP	6.9500	01/15/38	1,016,025
7,600,000	Kinder Morgan, Inc.	4.3000	06/01/25	7,518,305
1,200,000	Kinder Morgan, Inc.	5.5500	06/01/45	1,165,380
1,600,000	Kinder Morgan, Inc.	3.6000	02/15/51	1,179,042
700,000	Magellan Midstream Partners, L.P.	4.2500	09/15/46	571,693
500,000	Magellan Midstream Partners, L.P.	3.9500	03/01/50	394,941
700,000	Marathon Oil Corporation	6.6000	10/01/37	739,534
3,900,000	Marathon Petroleum Corporation	4.7000	05/01/25	3,892,568
500,000	Marathon Petroleum Corporation	6.5000	03/01/41	547,013
1,200,000	MPLX, L.P.	2.6500	08/15/30	1,022,814
1,300,000	MPLX, L.P.	4.5000	04/15/38	1,180,367
1,200,000	MPLX, L.P.	5.5000	02/15/49	1,140,878

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	OIL & GAS PRODUCERS — 7.4% (Continued)
1,700,000	ONEOK, Inc.	5.8500	01/15/26	$ 1,741,013
900,000	ONEOK, Inc.	6.3500	01/15/31	955,036
1,100,000	ONEOK, Inc.	5.2000	07/15/48	991,281
1,700,000	Phillips 66	4.8750	11/15/44	1,664,559
5,100,000	Pioneer Natural Resources Company	1.1250	01/15/26	4,610,457
1,200,000	Plains All American Pipeline, L.P. / PAA Finance	3.5500	12/15/29	1,075,680
400,000	Plains All American Pipeline, L.P. / PAA Finance	5.1500	06/01/42	346,488
500,000	Plains All American Pipeline, L.P. / PAA Finance	4.9000	02/15/45	420,260
1,500,000	Suncor Energy, Inc.	3.7500	03/04/51	1,184,024
1,700,000	Targa Resources Corporation	4.2000	02/01/33	1,537,968
400,000	Targa Resources Corporation	6.2500	07/01/52	403,898
300,000	TransCanada PipeLines Ltd.	2.5000	10/12/31	249,077
800,000	TransCanada PipeLines Ltd.	6.2000	10/15/37	872,352
800,000	TransCanada PipeLines Ltd.	7.6250	01/15/39	977,128
900,000	TransCanada PipeLines Ltd.	5.1000	03/15/49	884,552
1,900,000	Valero Energy Corporation	2.8000	12/01/31	1,619,568
900,000	Valero Energy Corporation	3.6500	12/01/51	684,989
500,000	Williams Companies, Inc.	4.5500	06/24/24	499,033
1,500,000	Williams Companies, Inc.	2.6000	03/15/31	1,267,663
2,300,000	Williams Companies, Inc.	5.1000	09/15/45	2,171,466
				76,261,759
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
300,000	Halliburton Company	2.9200	03/01/30	267,505
400,000	Halliburton Company	4.8500	11/15/35	390,892
800,000	Halliburton Company	7.4500	09/15/39	958,537
900,000	Halliburton Company	5.0000	11/15/45	854,144
300,000	NOV, Inc.	3.9500	12/01/42	226,842
				2,697,920
	PUBLISHING & BROADCASTING — 0.2%
2,400,000	Discovery Communications, LLC	3.9500	03/20/28	2,240,748

	REAL ESTATE INVESTMENT TRUSTS — 3.1%
1,800,000	Alexandria Real Estate Equities, Inc.	2.0000	05/18/32	1,432,587
1,200,000	Alexandria Real Estate Equities, Inc.	4.0000	02/01/50	978,000

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	REAL ESTATE INVESTMENT TRUSTS — 3.1% (Continued)
1,300,000	American Tower Corporation	3.3750	10/15/26	$ 1,232,894
3,500,000	American Tower Corporation	3.8000	08/15/29	3,266,191
1,200,000	American Tower Corporation	3.1000	06/15/50	805,204
2,700,000	Boston Properties, L.P.	2.9000	03/15/30	2,273,920
800,000	Brixmor Operating Partnership, L.P.	2.5000	08/16/31	639,389
900,000	Crown Castle International Corporation	3.2000	09/01/24	875,844
2,500,000	Crown Castle International Corporation	3.8000	02/15/28	2,382,246
1,000,000	Crown Castle International Corporation	2.9000	04/01/41	731,181
2,300,000	Digital Realty Trust, L.P.	3.7000	08/15/27	2,186,031
2,100,000	Equinix, Inc.	2.1500	07/15/30	1,743,493
300,000	Equinix, Inc.	2.9500	09/15/51	202,488
900,000	Essex Portfolio, L.P.	2.6500	03/15/32	741,201
500,000	Federal Realty Investment Trust	4.5000	12/01/44	424,572
2,000,000	Healthcare Trust of America Holdings, L.P.	3.7500	07/01/27	1,894,610
1,100,000	Healthpeak Properties, Inc.	2.1250	12/01/28	953,412
700,000	Healthpeak Properties, Inc.	3.0000	01/15/30	620,999
1,300,000	Kimco Realty Corporation	2.7000	10/01/30	1,103,479
1,100,000	Omega Healthcare Investors, Inc.	3.2500	04/15/33	825,936
1,500,000	Ventas Realty, L.P.	4.7500	11/15/30	1,460,225
3,200,000	VICI Properties, L.P.	4.3750	05/15/25	3,132,710
300,000	VICI Properties, L.P.	5.6250	05/15/52	280,657
1,700,000	Welltower, Inc.	2.8000	06/01/31	1,415,576
400,000	Welltower, Inc.	4.9500	09/01/48	354,559
				31,957,404
	RETAIL - CONSUMER STAPLES — 0.3%
1,400,000	Dollar General Corporation	3.5000	04/03/30	1,289,363
1,400,000	Kroger Company	2.2000	05/01/30	1,176,386
800,000	Kroger Company	4.4500	02/01/47	716,835
600,000	Kroger Company	3.9500	01/15/50	497,902
				3,680,486
	RETAIL - DISCRETIONARY — 1.5%
800,000	AutoNation, Inc.	3.8500	03/01/32	678,203
5,700,000	AutoZone, Inc.	3.1250	07/15/23	5,650,735
900,000	Best Buy Company, Inc.	1.9500	10/01/30	733,945

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	RETAIL - DISCRETIONARY — 1.5% (Continued)
400,000	Dick's Sporting Goods, Inc.	4.1000	01/15/52	$ 280,449
2,400,000	Lowe's Companies, Inc.	2.5000	04/15/26	2,261,128
1,600,000	Lowe's Companies, Inc.	1.7000	10/15/30	1,299,685
800,000	Lowe's Companies, Inc.	5.0000	04/15/33	808,905
2,800,000	Lowe's Companies, Inc.	3.7000	04/15/46	2,221,996
1,800,000	Lowe's Companies, Inc.	4.2500	04/01/52	1,520,112
				15,455,158
	SEMICONDUCTORS — 1.5%
600,000	Broadcom, Inc.(b)	4.0000	04/15/29	561,046
3,100,000	Broadcom, Inc.(b)	2.4500	02/15/31	2,540,890
1,800,000	Broadcom, Inc.(b)	3.4190	04/15/33	1,507,225
2,400,000	Broadcom, Inc.(b)	3.1370	11/15/35	1,857,257
2,000,000	Broadcom, Inc.(b)	3.5000	02/15/41	1,526,003
500,000	Marvell Technology, Inc.	2.9500	04/15/31	422,231
3,400,000	Microchip Technology, Inc.	4.2500	09/01/25	3,335,375
1,300,000	Micron Technology, Inc.	4.6630	02/15/30	1,241,304
500,000	Micron Technology, Inc.	3.4770	11/01/51	340,195
1,100,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	4.3000	06/18/29	1,056,552
700,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	5.0000	01/15/33	685,061
600,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	3.2500	05/11/41	444,312
400,000	NXP BV / NXP Funding, LLC / NXP USA, Inc.	3.2500	11/30/51	271,800
				15,789,251
	SOFTWARE — 3.1%
1,000,000	Autodesk, Inc.	2.4000	12/15/31	837,024
800,000	Oracle Corporation	3.4000	07/08/24	783,536
8,200,000	Oracle Corporation	2.5000	04/01/25	7,818,433
3,500,000	Oracle Corporation	1.6500	03/25/26	3,189,543
5,000,000	Oracle Corporation	2.8750	03/25/31	4,305,754
4,700,000	Oracle Corporation	3.6500	03/25/41	3,710,633
4,500,000	Oracle Corporation	3.9500	03/25/51	3,484,610
1,900,000	Oracle Corporation	4.1000	03/25/61	1,431,960
800,000	ServiceNow, Inc.	1.4000	09/01/30	631,525
2,900,000	VMware, Inc.	3.9000	08/21/27	2,781,590
3,300,000	Workday, Inc.	3.5000	04/01/27	3,155,100

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
				$ 32,129,708
	SPECIALTY FINANCE — 1.3%
5,300,000	AerCap Ireland Capital DAC / AerCap Global	3.4000	10/29/33	4,343,435
1,300,000	Air Lease Corporation	2.8750	01/15/26	1,218,502
2,000,000	Air Lease Corporation	2.1000	09/01/28	1,707,497
1,700,000	Ally Financial, Inc.	2.2000	11/02/28	1,416,657
700,000	Ally Financial, Inc.	8.0000	11/01/31	767,387
2,700,000	Discover Financial Services	4.1000	02/09/27	2,595,756
600,000	GATX Corporation	3.1000	06/01/51	392,860
1,300,000	Synchrony Financial	2.8750	10/28/31	1,010,260
				13,452,354
	STEEL — 0.1%
1,100,000	ArcelorMittal S.A.	4.2500	07/16/29	1,046,147

	TECHNOLOGY HARDWARE — 1.2%
900,000	Arrow Electronics, Inc.	2.9500	02/15/32	745,191
500,000	Corning, Inc.	4.3750	11/15/57	425,482
300,000	Corning, Inc.	5.4500	11/15/79	286,251
1,500,000	Dell International, LLC / EMC Corporation(b)	3.4500	12/15/51	991,885
800,000	Flex Ltd.	4.8750	06/15/29	787,143
800,000	Hewlett Packard Enterprise Company	6.3500	10/15/45	842,205
2,900,000	HP, Inc.	2.2000	06/17/25	2,730,965
2,800,000	HP, Inc.	4.7500	01/15/28	2,779,336
2,000,000	HP, Inc.	2.6500	06/17/31	1,618,286
600,000	Motorola Solutions, Inc.	5.6000	06/01/32	611,268
1,000,000	TD SYNNEX Corporation	2.6500	08/09/31	795,031
				12,613,043
	TECHNOLOGY SERVICES — 2.1%
800,000	Broadridge Financial Solutions, Inc.	2.6000	05/01/31	677,896
1,300,000	Equifax, Inc.	2.3500	09/15/31	1,069,512
5,000,000	Fidelity National Information Services, Inc.	1.1500	03/01/26	4,456,453
600,000	Fidelity National Information Services, Inc.	3.1000	03/01/41	447,560
2,300,000	Fiserv, Inc.	3.2000	07/01/26	2,185,305
1,800,000	Fiserv, Inc.	3.5000	07/01/29	1,671,694
1,000,000	Fiserv, Inc.	4.4000	07/01/49	855,175

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	TECHNOLOGY SERVICES — 2.1% (Continued)
5,700,000	Global Payments, Inc.	1.2000	03/01/26	$ 5,064,643
400,000	Global Payments, Inc.	4.1500	08/15/49	310,260
1,000,000	Kyndryl Holdings, Inc.	2.7000	10/15/28	803,868
1,200,000	Leidos, Inc.	4.3750	05/15/30	1,131,585
1,300,000	Moody's Corporation	2.0000	08/19/31	1,069,941
1,900,000	RELX Capital, Inc.	4.0000	03/18/29	1,810,037
300,000	Thomson Reuters Corporation	5.8500	04/15/40	302,714
500,000	Verisk Analytics, Inc.	3.6250	05/15/50	375,614
				22,232,257
	TELECOMMUNICATIONS — 7.1%
7,600,000	AT&T, Inc.	2.7500	06/01/31	6,545,691
6,800,000	AT&T, Inc.	3.5000	09/15/53	5,010,650
1,600,000	AT&T, Inc.	3.8000	12/01/57	1,208,708
5,000,000	AT&T, Inc.	3.6500	09/15/59	3,645,515
1,200,000	Bell Telephone Company of Canada or Bell Canada	3.6500	03/17/51	945,185
1,600,000	British Telecommunications plc	9.6250	12/15/30	2,015,248
1,400,000	Deutsche Telekom International Finance BV	8.7500	06/15/30	1,708,220
1,100,000	Orange S.A.	9.0000	03/01/31	1,389,509
800,000	Orange S.A.	5.3750	01/13/42	830,479
1,900,000	Rogers Communications, Inc.	5.0000	03/15/44	1,736,929
700,000	Rogers Communications, Inc.	3.7000	11/15/49	518,098
500,000	Telefonica Emisiones S.A.	7.0450	06/20/36	547,679
3,000,000	Telefonica Emisiones S.A.	4.6650	03/06/38	2,596,310
400,000	TELUS Corporation	4.6000	11/16/48	367,841
6,300,000	T-Mobile USA, Inc.	3.5000	04/15/25	6,117,638
4,600,000	T-Mobile USA, Inc.	3.7500	04/15/27	4,419,976
3,900,000	T-Mobile USA, Inc.	3.8750	04/15/30	3,644,523
500,000	T-Mobile USA, Inc.	2.5500	02/15/31	423,859
2,000,000	T-Mobile USA, Inc.	3.0000	02/15/41	1,486,239
700,000	T-Mobile USA, Inc.	4.5000	04/15/50	615,183
1,700,000	T-Mobile USA, Inc.	3.3000	02/15/51	1,209,889
1,300,000	T-Mobile USA, Inc.	3.6000	11/15/60	930,289
8,400,000	Verizon Communications, Inc.	4.3290	09/21/28	8,274,408
1,400,000	Verizon Communications, Inc.	1.6800	10/30/30	1,127,060

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	TELECOMMUNICATIONS — 7.1% (Continued)
5,400,000	Verizon Communications, Inc.	2.5500	03/21/31	$ 4,590,633
3,600,000	Verizon Communications, Inc.	3.4000	03/22/41	2,888,893
3,200,000	Verizon Communications, Inc.	3.5500	03/22/51	2,468,794
3,200,000	Verizon Communications, Inc.	3.7000	03/22/61	2,419,036
1,600,000	Vodafone Group plc	6.1500	02/27/37	1,717,205
2,400,000	Vodafone Group plc	5.2500	05/30/48	2,271,349
				73,671,035
	TOBACCO & CANNABIS — 1.1%
6,700,000	BAT Capital Corporation	3.2220	08/15/24	6,517,352
400,000	BAT Capital Corporation	2.7260	03/25/31	321,527
1,000,000	BAT Capital Corporation	4.7420	03/16/32	922,668
1,300,000	BAT Capital Corporation	4.3900	08/15/37	1,065,414
1,800,000	BAT Capital Corporation	4.5400	08/15/47	1,367,421
800,000	BAT Capital Corporation	5.6500	03/16/52	712,551
				10,906,933
	TRANSPORTATION & LOGISTICS — 1.4%
2,800,000	Canadian Pacific Railway Company	2.0500	03/05/30	2,388,579
700,000	Canadian Pacific Railway Company	3.1000	12/02/51	513,570
500,000	Canadian Pacific Railway Company	6.1250	09/15/15	546,322
2,100,000	CSX Corporation	4.2500	03/15/29	2,077,245
3,500,000	CSX Corporation	2.5000	05/15/51	2,310,975
1,800,000	FedEx Corporation	3.1000	08/05/29	1,643,107
1,300,000	FedEx Corporation	3.2500	05/15/41	992,507
1,800,000	FedEx Corporation	4.7500	11/15/45	1,632,661
500,000	Kansas City Southern/Old	3.5000	05/01/50	389,276
1,500,000	Norfolk Southern Corporation	3.0500	05/15/50	1,085,354
1,100,000	Norfolk Southern Corporation	3.1550	05/15/55	789,283
				14,368,879
	TRANSPORTATION EQUIPMENT — 0.1%
1,300,000	Westinghouse Air Brake Technologies Corporation	4.9500	09/15/28	1,289,629

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 76.7% (Continued)
	WHOLESALE - CONSUMER STAPLES — 0.6%
1,100,000	Bunge Ltd. Finance Corporation	2.7500	05/14/31	$ 940,640
5,000,000	Sysco Corporation	3.3000	07/15/26	4,806,344
1,000,000	Sysco Corporation	3.1500	12/14/51	715,769
				6,462,753

	TOTAL CORPORATE BONDS (Cost $786,910,917)			794,807,235

Shares
	SHORT-TERM INVESTMENTS — 7.2%
	MONEY MARKET FUNDS - 7.2%
74,420,976	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.22% (Cost $74,420,976)(d)			74,420,976

	TOTAL INVESTMENTS - 98.4% (Cost $1,007,935,208)			$ 1,018,902,711
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.6%			16,832,795
	NET ASSETS - 100.0%			$ 1,035,735,506

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
500	CBOT 10 Year US Treasury Note	03/22/2023	$ 57,258,000	$ 199,400
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate

NAVIGATOR TACTICAL INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued) January 31, 2023

(a)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $16,560,796 or 1.6% of net assets.
(c)	Percentage rounds to less than 0.1%.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2023.

OPEN CREDIT DEFAULT SWAP AGREEMENTS (1)
OPEN CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION (2)

Reference Entity	Counterparty	Termination Date	Interest Rate Payable	Notional Value at January 31, 2023	Value	Upfront Premiums Paid	Unrealized Appreciation

CDX North American High Yield Series 39	GS	12/20/2027	5.00%	$ 22,000,000	$ 713,641	$ 354,947	$ 358,694
CDX North American Investment Grade Series 39	GS	12/20/2027	1.00%	130,000,000	1,763,768	1,388,601	375,167

TOTAL OPEN CREDIT DEFAULT SWAP					$ 2,477,409	$ 1,743,548	$ 733,861

GS - Goldman Sachs
(1) For centrally cleared swaps, the notional amounts represent the maximum potential the Fund may pay/receive as a seller/buyer of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference entity.
(2) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference entity and deliver the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.1%
	AEROSPACE & DEFENSE — 4.1%
2,000,000	L3Harris Technologies, Inc.(a)	US0003M + 0.750%	5.4850	03/10/23	$ 2,000,790

	AUTOMOTIVE — 3.1%
1,500,000	American Honda Finance Corporation(a)	US0003M + 0.420%	5.1550	09/08/23	1,502,313

	BANKING — 10.3%
1,000,000	Bank of America Corporation(a)	US0003M + 0.790%	5.5550	03/05/24	1,000,409
1,000,000	First Horizon National Corporation		3.5500	05/26/23	995,774
1,000,000	JPMorgan Chase & Company(b)	US0003M + 0.890%	3.7970	07/23/24	993,323
1,000,000	National Australia Bank Ltd.(a),(c)	US0003M + 0.600%	5.4060	04/12/23	1,000,300
1,000,000	Westpac Banking Corporation(a)	US0003M + 0.720%	5.3260	05/15/23	1,001,287
					4,991,093
	BEVERAGES — 4.1%
1,000,000	Coca-Cola Europacific Partners plc(c)		0.5000	05/05/23	988,725
1,000,000	Heineken N.V.(c)		2.7500	04/01/23	995,839
					1,984,564
	BIOTECH & PHARMA — 2.1%
1,000,000	AstraZeneca plc(a)	US0003M + 0.665%	5.3150	08/17/23	1,001,599

	ELECTRIC UTILITIES — 6.5%
1,123,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	5.2990	09/15/23	1,124,552
1,035,000	Duke Energy Corporation(a)	SOFRRATE + 0.250%	4.5020	06/10/23	1,033,959
1,000,000	PPL Electric Utilities Corporation(a)	US0003M + 0.250%	4.9740	09/28/23	996,261
					3,154,772
	FOOD — 4.9%
1,000,000	Campbell Soup Company		3.6500	03/15/23	998,963
1,425,000	Danone S.A.(c)		2.5890	11/02/23	1,397,826
					2,396,789
	HEALTH CARE FACILITIES & SERVICES — 9.3%
1,000,000	Anthem, Inc.		0.4500	03/15/23	994,754
1,500,000	Cardinal Health, Inc.		3.2000	03/15/23	1,497,352
2,000,000	Cigna Corporation(a)	US0003M + 0.890%	5.6820	07/15/23	2,005,097
					4,497,203

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 73.1% (Continued)
	INSTITUTIONAL FINANCIAL SERVICES — 2.0%
1,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	$ 988,837

	LEISURE FACILITIES & SERVICES — 5.1%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	973,437
1,500,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	4.5240	02/14/24	1,496,567
					2,470,004
	MACHINERY — 2.0%
1,000,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	999,264

	MEDICAL EQUIPMENT & DEVICES — 4.0%
2,000,000	PerkinElmer, Inc.		0.5500	09/15/23	1,939,524

	OIL & GAS PRODUCERS — 9.3%
1,000,000	Chevron USA, Inc.(a)	US0003M + 0.200%	4.8500	08/11/23	999,980
1,000,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	4.7520	02/16/24	996,657
1,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	999,246
1,535,000	Kinder Morgan Energy Partners, L.P.		3.4500	02/15/23	1,534,127
					4,530,010
	SPECIALTY FINANCE — 2.1%
1,000,000	American Express Company(a)	US0003M + 0.750%	5.2100	08/03/23	1,001,694

	TECHNOLOGY HARDWARE — 2.1%
1,000,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	1,001,254

	TELECOMMUNICATIONS — 2.1%
1,000,000	Rogers Communications, Inc.		3.0000	03/15/23	998,010

	TOTAL CORPORATE BONDS (Cost $35,533,477)				35,457,720

NAVIGATOR TACTICAL U.S. ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Shares				Fair Value
	SHORT-TERM INVESTMENTS — 16.7%
	MONEY MARKET FUNDS - 16.7%
6,128,812	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.22%(d)			$ 6,128,812
2,000,000	Federated Hermes Institutional Prime Obligations, Institutional Class, 4.40%(d)			2,000,600
	TOTAL MONEY MARKET FUNDS (Cost $8,128,812)			8,129,412

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,128,812)			8,129,412

	TOTAL INVESTMENTS - 89.8% (Cost $43,662,289)			$ 43,587,132
	OTHER ASSETS IN EXCESS OF LIABILITIES- 10.2%			4,955,057
	NET ASSETS - 100.0%			$ 48,542,189

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
237	CME E-Mini Standard & Poor's 500 Index Future	03/17/2023	$ 48,466,500	$ 1,443,922
	TOTAL FUTURES CONTRACTS

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $4,382,690 or 9.0% of net assets.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2023.

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.9%
	AEROSPACE & DEFENSE — 8.6%
3,000,000	Boeing Company		1.1670	02/04/23	$ 2,999,497
750,000	Huntington Ingalls Industries, Inc.		0.6700	08/16/23	732,318
1,000,000	L3Harris Technologies, Inc.(a)	US0003M + 0.750%	5.4850	03/10/23	1,000,395
					4,732,210
	ASSET MANAGEMENT — 3.6%
2,000,000	Blackstone Holdings Finance Company, LLC(b)		4.7500	02/15/23	1,999,545

	AUTOMOTIVE — 4.5%
1,563,000	American Honda Finance Corporation(a)	US0003M + 0.420%	5.1550	09/08/23	1,565,410
900,000	Toyota Motor Credit Corporation(a)	US0003M + 0.640%	5.0000	04/26/23	899,210
					2,464,620
	BANKING — 17.5%
400,000	Banco Santander S.A.		3.8480	04/12/23	398,718
2,000,000	Bank of America Corporation(a)	US0003M + 0.790%	5.5550	03/05/24	2,000,818
1,110,000	Canadian Imperial Bank of Commerce(a)	US0003M + 0.660%	5.3930	09/13/23	1,112,785
750,000	CIT Group, Inc.(c)	SOFRRATE + 3.827%	3.9290	06/19/24	745,825
500,000	Credit Suisse A.G.		1.0000	05/05/23	494,055
1,680,000	Discover Bank		3.3500	02/06/23	1,679,727
1,273,000	First Horizon National Corporation		3.5500	05/26/23	1,267,621
1,000,000	JPMorgan Chase & Company(c)	US0003M + 0.890%	3.7970	07/23/24	993,323
1,000,000	National Australia Bank Ltd.(a),(b)	US0003M + 0.600%	5.4060	04/12/23	1,000,300
					9,693,172
	BEVERAGES — 1.8%
1,000,000	Heineken N.V.(b)		2.7500	04/01/23	995,839

	BIOTECH & PHARMA — 1.8%
1,000,000	AstraZeneca plc(a)	US0003M + 0.665%	5.3150	08/17/23	1,001,599

	CABLE & SATELLITE — 2.7%
1,500,000	Time Warner Entertainment Company, L.P.		8.3750	03/15/23	1,506,228

	CONSTRUCTION MATERIALS — 2.6%
1,500,000	Carlisle Companies, Inc.		0.5500	09/01/23	1,461,218

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.9% (Continued)
	ELEC & GAS MARKETING & TRADING — 2.7%
1,500,000	Centrica plc(b)		4.0000	10/16/23	$ 1,478,459

	ELECTRIC UTILITIES — 5.4%
1,000,000	Dominion Energy, Inc.(a)	US0003M + 0.530%	5.2990	09/15/23	1,001,382
1,000,000	Florida Power & Light Company(a)	SOFRINDX + 0.380%	4.6870	01/12/24	997,850
1,000,000	PPL Electric Utilities Corporation(a)	US0003M + 0.250%	4.9740	09/28/23	996,261
					2,995,493
	FOOD — 3.1%
1,000,000	Campbell Soup Company		3.6500	03/15/23	998,963
750,000	Conagra Brands, Inc.		0.5000	08/11/23	732,363
					1,731,326
	GAS & WATER UTILITIES — 1.4%
750,000	Atmos Energy Corporation(a)	US0003M + 0.380%	5.1030	03/09/23	749,976

	INSTITUTIONAL FINANCIAL SERVICES — 8.1%
2,000,000	Credit Suisse Group A.G.		3.8000	06/09/23	1,977,673
1,500,000	Goldman Sachs Group, Inc.(a)	US0003M + 0.750%	5.4420	02/23/23	1,500,534
1,000,000	JPMorgan Chase Financial Company, LLC		2.5000	05/01/23	993,286
					4,471,493
	INSURANCE — 2.9%
1,592,000	Reliance Standard Life Global Funding II(b)		3.8500	09/19/23	1,580,022

	LEISURE FACILITIES & SERVICES — 5.4%
1,000,000	Hyatt Hotels Corporation		1.3000	10/01/23	973,437
2,000,000	Starbucks Corporation(a)	SOFRINDX + 0.420%	4.5240	02/14/24	1,995,423
					2,968,860
	MACHINERY — 0.9%
500,000	Trane Technologies Global Holding Company Ltd.		4.2500	06/15/23	499,632

	MEDICAL EQUIPMENT & DEVICES — 1.7%
1,000,000	PerkinElmer, Inc.		0.5500	09/15/23	969,762

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 96.9% (Continued)
	OIL & GAS PRODUCERS — 9.0%
1,461,000	Chevron USA, Inc.(a)	US0003M + 0.200%	4.8500	08/11/23	$ 1,460,970
1,500,000	Enbridge, Inc.(a)	SOFRINDX + 0.630%	4.7520	02/16/24	1,494,986
2,000,000	Energy Transfer Operating, L.P.		4.2500	03/15/23	1,998,492
					4,954,448
	RETAIL - CONSUMER STAPLES — 1.8%
1,000,000	7-Eleven, Inc.(b)		0.6250	02/10/23	998,955

	RETAIL - DISCRETIONARY — 2.1%
1,170,000	TJX Companies, Inc.		2.5000	05/15/23	1,162,074

	SEMICONDUCTORS — 1.8%
1,000,000	Skyworks Solutions, Inc.		0.9000	06/01/23	984,632

	SOFTWARE — 1.6%
900,000	VMware, Inc.		0.6000	08/15/23	879,656

	SPECIALTY FINANCE — 1.9%
1,030,000	American Express Company(a)	US0003M + 0.750%	5.2100	08/03/23	1,031,745

	TECHNOLOGY HARDWARE — 2.7%
1,500,000	Dell International, LLC / EMC Corporation		5.4500	06/15/23	1,501,880

	TOBACCO & CANNABIS — 1.3%
750,000	Altria Group, Inc.		4.0000	01/31/24	742,857

	TOTAL CORPORATE BONDS (Cost $53,681,240)				53,555,701

NAVIGATOR ULTRA SHORT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2023

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COMMERCIAL PAPER — 1.8%
	COMMERCIAL PAPER - 1.8%
1,000,000	Hilltop Securities Incorporated	0.0000	02/08/23	$ 998,919

	TOTAL COMMERCIAL PAPER (Cost $998,919)			998,919

Shares
	SHORT-TERM INVESTMENTS — 0.4%
	MONEY MARKET FUND - 0.4%
231,375	Dreyfus Treasury Obligations Cash Management Fund, Institutional Class, 4.22% (Cost $231,375)(d)			231,375

	TOTAL INVESTMENTS - 99.1% (Cost $54,911,534)			$ 54,785,995
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.9%			469,831
	NET ASSETS - 100.0%			$ 55,255,826

LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

SOFRINDX	Secured Overnight Financing Rate Index
SOFRRATE	United States SOFR Secured Overnight Financing Rate
US0003M	ICE LIBOR USD 3 Month

(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2023 the total market value of 144A securities is $8,053,120 or 14.6% of net assets.
(c)	Variable rate security; the rate shown represents the rate on January 31, 2023.
(d)	Rate disclosed is the seven-day effective yield as of January 31, 2023.